Employee Benefit Plans (FY) (Details 1) - Officer and Employee Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 11.82	$ 10.57	$ 10.62
Number Outstanding (in shares)	316,574	717,524	817,414
Options Outstanding, Weighted Average Remaining Life	3 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 11.82
Options, Number Exercisable (in shares)	293,119
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 11.56
6.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 6.60
Number Outstanding (in shares)	37,500
Options Outstanding, Weighted Average Remaining Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.60
Options, Number Exercisable (in shares)	37,500
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.60
6.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 6.80
Number Outstanding (in shares)	16,875
Options Outstanding, Weighted Average Remaining Life	3 years 2 months 1 day
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.80
Options, Number Exercisable (in shares)	16,875
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.80
9.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 9.48
Number Outstanding (in shares)	26,875
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 9.48
Options, Number Exercisable (in shares)	26,875
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 9.48
9.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 9.60
Number Outstanding (in shares)	35,625
Options Outstanding, Weighted Average Remaining Life	6 years 2 months 1 day
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 9.60
Options, Number Exercisable (in shares)	35,625
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 9.60
11.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 11.67
Number Outstanding (in shares)	2,000
Options Outstanding, Weighted Average Remaining Life	3 years 29 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 11.67
Options, Number Exercisable (in shares)	2,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 11.67
11.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 11.76
Number Outstanding (in shares)	130,469
Options Outstanding, Weighted Average Remaining Life	1 year 11 months 5 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 11.76
Options, Number Exercisable (in shares)	130,469
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 11.76
14.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 14.40
Number Outstanding (in shares)	12,805
Options Outstanding, Weighted Average Remaining Life	1 year 1 month 28 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 14.40
Options, Number Exercisable (in shares)	12,805
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 14.40
15.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 15.05
Number Outstanding (in shares)	41,259
Options Outstanding, Weighted Average Remaining Life	7 years 9 months
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 15.05
Options, Number Exercisable (in shares)	17,804
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 15.05
31.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (in dollars per share)	$ 31.96
Number Outstanding (in shares)	13,166
Options Outstanding, Weighted Average Remaining Life	1 month 28 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 31.96
Options, Number Exercisable (in shares)	13,166
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 31.96